SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013
Operating activities
Net cash used in operating activities	$ (9,772)	$ 125,337	$ 107,517
Investing activities
Investment in capitalized software	(124)	(2,466)	(2,209)
Net cash used in investing activities	(633,718)	(117,370)	(55,319)
Financing activities
Issuance of common stock in IPO		173,080
Issuance of common stock, other	299,201	79	1,700
Proceeds from exercise of stock options		450
Payment of minimum withholding taxes on net share settlement of stock option exercise		(2,667)
Payments of deferred IPO issuance costs		(5,046)
Excess tax benefits related to share- based payments		728
Net cash provided by financing activities	679,477	45,181	(34,486)
Net increase in cash and cash equivalents	35,987	53,148	17,712
Cash and cash equivalents at beginning of period		53,699	35,987
Cash and cash equivalents at end of period	35,987	106,847	53,699
Smart & Final Holdings, Inc.
Operating activities
Net cash used in operating activities		(963)	(1,360)
Investing activities
Investment in capitalized software		(132)
Investment in subsidiaries		(165,529)	(2,794)
Net cash used in investing activities		(165,661)	(2,794)
Financing activities
Issuance of common stock in IPO		173,080
Issuance of common stock, other		79	1,700
Proceeds from exercise of stock options		450
Payment of minimum withholding taxes on net share settlement of stock option exercise		(2,667)
Payments of deferred IPO issuance costs		(5,046)
Excess tax benefits related to share- based payments		728
Change in intercompany financing activities			1,359
Net cash provided by financing activities		166,624	3,059
Net increase in cash and cash equivalents			(1,095)
Cash and cash equivalents at beginning of period		50	1,145
Cash and cash equivalents at end of period		$ 50	$ 50